OPERATING LEASES	12 Months Ended
Jun. 30, 2021
Lessee, Operating Lease, Description [Abstract]
OPERATING LEASES
NOTE 20 - OPERATING LEASES
Operating lease as lessee
The Company’s lease agreements include payments for land use rights and lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The leases, other than prepaid land leases, have remaining lease terms of up to five years.
The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations.

Fiscal year ended June 30, 2021
Operating lease costs	2,324
Short-term lease costs	1,000
Amortization of prepaid land leases	454

Total lease costs	3,778

Fiscal year ended June 30, 2021
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	4,045
ROU assets obtained in exchange for new operating lease liabilities	3,011
Weighted-average remaining lease term (in years):
Operating leases	1.97
Weighted-average discount rate:
Operating leases	4.17%

For the fiscal year ended June 30, 2021, total lease costs of $970 were recorded in selling expenses, $1,674 were recorded in general and administrative expenses, and $1,134 were recorded in research and development expenses. For the fiscal year ended June 30, 2020, total lease costs of $881 were recorded in selling expenses, $1,052 were recorded in general and administrative expenses, and $596 were recorded in research and development expenses. For the fiscal year ended June 30, 2019, total lease costs of $1,013 were recorded in selling expenses, $627 were recorded in general and administrative expenses, and $338 were recorded in research and development expenses.
Total expenses under operating leases were $3,778 for the fiscal year ended June 30, 2021. The total amortization of prepaid land leases was $454 for the fiscal year ended June 30, 2021.
Future minimum lease payments for operating leases as of June 30, 2021 are as follows:

As of June 30, 2021
2022	$3,302
2023	2,091
2024	701
2025	16
2026 and onwards	—

Total minimum lease payments	6,110
Less: imputed interest	84

Total lease liability balance	$6,026

Operating lease as lessor
The Company entered into operating lease arrangements to lease out its buildings located in Beijing with lease term ranging from ten to fifteen years. The lease arrangements include lease payments that are largely fixed and do not contain variable lease payments. The leases do not contain any contingent rental income clauses or options for a lessee to purchase the buildings.
Total rental income for the fiscal years ended June 30, 2019, 2020 and 2021 was
$1,727, $2,807 and $1,540 respectively and were recorded under other income on the consolidated statements of comprehensive income.
Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years as of June 30, 2021 are as follows:

Year ending June 30,	Minimum lease payments

2022	$3,523
2023	3,628
2024	2,189
2025	1,942
2026	2,000

Thereafter	14,940
Total minimum lease payments to be received	$28,222